Risk Management and Report (Details) - Schedule of aging analysis of loans - CLP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Risk Management and Report (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	$ 35,760,887	$ 33,312,080
Financial Assets Neither Past Due Nor Impaired [Member]
Risk Management and Report (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	35,151,698	32,836,252
Financial Assets Neither Past Due Nor Impaired [Member] | Up to 30 days [Member]
Risk Management and Report (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	472,863	409,338
Financial Assets Neither Past Due Nor Impaired [Member] | Over 30 days and up to 60 days [Member]
Risk Management and Report (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	106,985	51,001
Financial Assets Neither Past Due Nor Impaired [Member] | Over 60 days and up to 90 days [Member]
Risk Management and Report (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	29,307	15,402
Financial Assets Neither Past Due Nor Impaired [Member] | Over 90 days [Member]
Risk Management and Report (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	$ 34	$ 87

[1]	These amounts include the overdue portion and the remaining balance of loans in default.